BISYS

100 Summer Street, Suite 1500

Boston, Massachusetts 02110

April 28, 2006

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

450 Fifth Street, NW

Washington, DC 20549

Attn: Filing Desk

Re:	ProFunds
File Nos. 333-28339, 811-08239
Rule 497(j) Filing

Dear Ladies and Gentlemen:

As Administrator on behalf of ProFunds, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of all Prospectuses and all Statements of Additional Information (except the prospectus and Statement of Additional Information with respect to the Investor and Service Class Shares of ProFunds and the Statement of Additional Information with respect to the variable annuity series of ProFunds, or ProFunds VP) do not differ from those contained in Post-Effective Amendment No. 46 to the Registration Statement of ProFunds, which was filed electronically with the Securities and Exchange Commission on Wednesday, April 26, 2006.

Questions related to this filing should be directed to my attention at (617) 824-1214 or, in my absence, to Stephenie Adams, ProFund Advisors LLC at (240) 497-6507.

Sincerely,

/s/ Michael Lawlor
Michael Lawlor Assistant Counsel

cc:	Stephenie Adams
John Loder, Esq